WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Warrants liability exercise price at beginning
Warrants outstanding, shares at ending		323,686
Warrants outstanding, fair value at ending		$ 1,564
Change in fair value of warrant liability exercise price
Change in fair value of warrant liability, amount		$ 388	$ (6,868)
Warrants outstanding, shares at ending		323,686	323,686
Warrants outstanding, fair value at ending		$ 1,952	$ 1,564
Class B Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 45.20
Fair value of warrants shares			157,895
Fair value of warrants amount	[1]		$ 3,537
Class C Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 45.20
Fair value of warrants shares			157,895
Fair value of warrants amount	[1]		$ 4,663
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 47.50
Fair value of warrants shares			7,896
Fair value of warrants amount	[1]		$ 232

[1]	The Company allocated the net proceeds of $5.3 million for the Registered Direct Offering to the warrant liability and recognized the excess of the fair value of the warrant liabilities at inception of $3.1 million as a loss on the Registered Direct Offering of $2.4 million and offering expenses of $0.7 million.